Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended		114 Months Ended		117 Months Ended		120 Months Ended
	Mar. 31, 2016	Mar. 23, 2016	Dec. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005506
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,685		$ 10,356		$ 11,670		$ 11,181		$ 12,681		$ 13,534		$ 14,463		$ 15,566		$ 16,404		$ 17,332		$ 16,931		$ 14,477		$ 17,780		$ 18,227		$ 18,642		$ 21,095		$ 17,718		$ 23,163		$ 25,964		$ 30,758		$ 33,120		$ 35,638		$ 33,338		$ 32,447		$ 27,303		$ 22,249		$ 20,380		$ 21,023		$ 26,671		$ 29,519		$ 28,610		$ 32,327		$ 37,814		$ 40,943		$ 41,531		$ 45,345		$ 38,245		$ 47,414		$ 54,488	$ 56,422
C000005507
Account Value [Line Items]
Accumulated Value			10,000		9,679		10,342		11,651		11,155		12,643		13,485		14,403		15,487		16,315		17,222		16,815		14,369		17,633		18,066		18,461		20,877		17,522		22,889		25,634		30,347		32,651		35,105		32,818		31,921		26,840		21,855		20,013		20,636		26,166		28,934		28,030		31,647		36,992		40,025		40,569		44,267		37,307		46,227		53,091	54,936
C000169947
Account Value [Line Items]
Accumulated Value	$ 506,877	$ 500,000		$ 542,176		$ 611,247		$ 585,768		$ 664,558		$ 709,580		$ 758,566		$ 816,517		$ 860,871		$ 909,715		$ 889,064		$ 760,446		$ 934,256		$ 958,012		$ 980,072		$ 1,109,529		$ 932,107		$ 1,219,068		$ 1,366,662		$ 1,619,436		$ 1,744,370		$ 1,877,241		$ 1,756,716		$ 1,710,141		$ 1,439,641		$ 1,173,479		$ 1,075,689		$ 1,109,972		$ 1,408,680		$ 1,558,882		$ 1,511,785		$ 1,708,661		$ 1,999,307		$ 2,165,209		$ 2,197,031		$ 2,399,535		$ 2,024,463		$ 2,510,668		$ 2,886,666		$ 2,989,930
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616		32,448		30,916		34,314		37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616		32,448		30,916		34,314		37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	507,328	500,000		520,674		543,571		566,452		598,985		617,048		645,255		686,147		681,725		708,236		758,690		650,181		741,489		771,853		780,826		851,861		673,824		822,251		897,960		1,029,795		1,095,156		1,185,394		1,184,189		1,294,052		1,225,746		1,021,033		975,447		1,045,505		1,120,575		1,214,555		1,175,036		1,316,884		1,448,828		1,495,422		1,588,574		1,630,405		1,553,419		1,724,159		1,865,129		1,909,945
S&P North America Tech Index
Account Value [Line Items]
Accumulated Value			10,000		10,046		10,024		11,310		11,356		12,731		13,343		14,372		15,646		16,693		17,987		19,586		16,096		19,314		20,277		20,545		22,967		20,042		26,501		29,368		33,337		34,475		38,711		38,640		42,139		37,480		28,635		26,826		27,239		33,083		38,288		37,459		43,889		50,608		55,354		56,383		59,722		52,898		65,263		73,838	76,337
S&P North America Tech Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,046		$ 10,024		$ 11,310		$ 11,356		$ 12,731		$ 13,343		$ 14,372		$ 15,646		$ 16,693		$ 17,987		$ 19,586		$ 16,096		$ 19,314		$ 20,277		$ 20,545		$ 22,967		$ 20,042		$ 26,501		$ 29,368		$ 33,337		$ 34,475		$ 38,711		$ 38,640		$ 42,139		$ 37,480		$ 28,635		$ 26,826		$ 27,239		$ 33,083		$ 38,288		$ 37,459		$ 43,889		$ 50,608		$ 55,354		$ 56,383		$ 59,722		$ 52,898		$ 65,263		$ 73,838	$ 76,337
S&P North America Tech Index
Account Value [Line Items]
Accumulated Value	$ 511,318	$ 500,000		$ 510,195		$ 575,678		$ 577,996		$ 648,026		$ 679,130		$ 731,535		$ 796,374		$ 849,659		$ 915,527		$ 996,923		$ 819,302		$ 983,065		$ 1,032,083		$ 1,045,741		$ 1,169,009		$ 1,020,106		$ 1,348,898		$ 1,494,839		$ 1,696,853		$ 1,754,760		$ 1,970,367		$ 1,966,757		$ 2,144,834		$ 1,907,698		$ 1,457,528		$ 1,365,417		$ 1,386,429		$ 1,683,886		$ 1,948,854		$ 1,906,635		$ 2,233,918		$ 2,575,910		$ 2,817,481		$ 2,869,890		$ 3,039,836		$ 2,692,474		$ 3,321,845		$ 3,758,317		$ 3,885,542